Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Selected Quarterly Financial Information [Abstract]
Net sales	$ 693,110	$ 704,666	$ 772,110	$ 730,231	$ 869,027	$ 807,895	$ 855,108	$ 832,900	$ 2,900,117	$ 3,364,930	$ 3,198,951
Gross Profit	116,085	142,200	131,456	119,461	131,239	72,007	107,357	38,742
Operating income (loss)	(40,302)	1,661	61,037	35,511	(189,197)	(16,933)	(2,001)	(66,548)	57,907	(274,679)	(465,640)
Net income (loss)	$ (75,385)	$ (13,206)	$ 42,234	$ 16,924	$ (201,385)	$ (32,147)	$ (15,878)	$ (77,736)	$ (29,433)	$ (327,146)	$ (431,546)
Basic Income (Loss) per share	$ (1.46)	$ (0.26)	$ 0.84	$ 0.34	$ (4.05)	$ (0.65)	$ (0.32)	$ (1.57)	$ (0.58)	$ (6.58)	$ (8.73)
Diluted Income (Loss) per share	$ (1.46)	$ (0.26)	$ 0.84	$ 0.34	$ (4.05)	$ (0.65)	$ (0.32)	$ (1.57)	$ (0.58)	$ (6.58)	$ (8.73)
Systems & Support [Member]
Selected Quarterly Financial Information [Abstract]
Net sales	$ 352,066	$ 338,924	$ 352,969	$ 313,605	$ 362,198	$ 323,619	$ 332,562	$ 306,632
Operating income (loss)	(22,478)	57,434	62,337	44,048	55,270	51,368	51,380	43,078
Aerospace Structures [Member]
Selected Quarterly Financial Information [Abstract]
Net sales	345,158	368,972	422,579	419,178	511,314	490,337	528,366	532,387
Operating income (loss)	(2,066)	18,039	13,608	12,283	(264)	(49,813)	(22,744)	(79,587)
Elimination of Inter-segment Sales
Selected Quarterly Financial Information [Abstract]
Net sales	(4,114)	(3,230)	(3,438)	(2,552)	(4,485)	(6,061)	(5,820)	(6,119)
Corporate [Member]
Selected Quarterly Financial Information [Abstract]
Operating income (loss)	$ (15,758)	$ (73,812)	$ (14,908)	$ (20,820)	$ (244,203)	$ (18,488)	$ (30,637)	$ (30,039)